SEGMENTED INFORMATION (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segmented information
Revenues	10,185	8,797	8,007
Income from Equity Investments (Note 8)	522	597	257
Plant Operating Costs and Other	(2,973)	(2,674)	(2,577)
Commodity Purchases Resold	(1,836)	(1,317)	(1,049)
Property Taxes	(473)	(445)	(434)
Depreciation and Amortization	(1,611)	(1,485)	(1,375)
Gain on Sale of Assets	117	0	0
Segment Earnings	3,931	3,473	2,829
Interest Expense	(1,198)	(985)	(976)
Interest Income and Other	91	34	85
Income before Income Taxes	2,824	2,522	1,938
Income Tax Expense	(831)	(611)	(466)
Net Income	1,993	1,911	1,472
Net Income Attributable to Non-Controlling Interests	(153)	(125)	(118)
Net Income Attributable to Controlling Interests	1,840	1,786	1,354
Preferred Share Dividends	(97)	(74)	(55)
Net Income Attributable to Common Shares	1,743	1,712	1,299
Capital Spending
Capital Expenditures	3,550	4,264	2,595
Projects Under Development	807	488	3
Payments to Acquire Productive Assets	4,357	4,752	2,598
Total Assets	58,947	53,898	48,333
GEOGRAPHIC INFORMATION
Revenues	10,185	8,797	8,007
Plant, Property and Equipment (Note 7)	41,774	37,606
Canada
GEOGRAPHIC INFORMATION
Plant, Property and Equipment (Note 7)	19,191	18,462
Canada - domestic
Segmented information
Revenues	4,021	4,659	3,527
GEOGRAPHIC INFORMATION
Revenues	4,021	4,659	3,527
Canada - export
Segmented information
Revenues	1,314	997	1,121
GEOGRAPHIC INFORMATION
Revenues	1,314	997	1,121
United States
Segmented information
Revenues	4,653	3,029	3,252
GEOGRAPHIC INFORMATION
Revenues	4,653	3,029	3,252
Plant, Property and Equipment (Note 7)	20,098	17,570
Mexico
Segmented information
Revenues	197	112	107
GEOGRAPHIC INFORMATION
Revenues	197	112	107
Plant, Property and Equipment (Note 7)	2,485	1,574
Corporate
Segmented information
Plant Operating Costs and Other	(127)	(108)	(97)
Depreciation and Amortization	(23)	(16)	(14)
Gain on Sale of Assets	0
Segment Earnings	(150)	(124)	(111)
Capital Spending
Capital Expenditures	46	50	37
Projects Under Development	0	0	0
Payments to Acquire Productive Assets	46	50	37
Total Assets	1,531	1,733	1,481
GEOGRAPHIC INFORMATION
Plant, Property and Equipment (Note 7)	152	130
Natural Gas Pipelines | Operating segments
Segmented information
Revenues	4,913	4,497	4,264
Income from Equity Investments (Note 8)	163	145	157
Plant Operating Costs and Other	(1,501)	(1,405)	(1,365)
Property Taxes	(334)	(329)	(315)
Depreciation and Amortization	(1,063)	(1,027)	(933)
Gain on Sale of Assets	9
Segment Earnings	2,187	1,881	1,808
Capital Spending
Capital Expenditures	1,768	1,776	1,389
Projects Under Development	368	245	0
Payments to Acquire Productive Assets	2,136	2,021	1,389
Total Assets	27,103	25,165	23,210
GEOGRAPHIC INFORMATION
Revenues	4,913	4,497	4,264
Plant, Property and Equipment (Note 7)	20,204	18,704
Liquids Pipelines | Operating segments
Segmented information
Revenues	1,547	1,124	1,039
Plant Operating Costs and Other	(426)	(328)	(296)
Property Taxes	(62)	(44)	(45)
Depreciation and Amortization	(216)	(149)	(145)
Gain on Sale of Assets	0
Segment Earnings	843	603	553
Capital Spending
Capital Expenditures	1,530	2,286	1,145
Projects Under Development	439	243	3
Payments to Acquire Productive Assets	1,969	2,529	1,148
Total Assets	16,116	13,253	10,485
GEOGRAPHIC INFORMATION
Revenues	1,547	1,124	1,039
Plant, Property and Equipment (Note 7)	14,928	12,740
Energy | Operating segments
Segmented information
Revenues	3,725	3,176	2,704
Income from Equity Investments (Note 8)	359	452	100
Plant Operating Costs and Other	(919)	(833)	(819)
Commodity Purchases Resold	(1,836)	(1,317)	(1,049)
Property Taxes	(77)	(72)	(74)
Depreciation and Amortization	(309)	(293)	(283)
Gain on Sale of Assets	108
Segment Earnings	1,051	1,113	579
Capital Spending
Capital Expenditures	206	152	24
Projects Under Development	0	0	0
Payments to Acquire Productive Assets	206	152	24
Total Assets	14,197	13,747	13,157
GEOGRAPHIC INFORMATION
Revenues	3,725	3,176	2,704
Plant, Property and Equipment (Note 7)	6,490	6,032